Note 8 - Long-term Incentive Plan (Detail) - Stock Options (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010
Balance - Number of Options Granted (in Shares)	760,000	760,000		980,000
Balance - Weighted Average Exercise Price	$ 2.63	$ 2.63		$ 2.52
Balance - Weighted Average Fair Value at Grant Date	$ 1.09	$ 1.09		$ 104
Options Vested (in Shares)	248,000
Exercisable – December 31, 2012 (in Shares)	248,000
Granted - Number of Options Granted (in Shares)		280,000
Granted - Weighted Average Exercise Price		$ 2.89
Granted - Weighted Average Fair Value at Grant Date		$ 1.20
Options cancelled (in Shares)		(50,000)
Options cancelled		$ 3.35
Options cancelled		$ 1.42
Forfeited (a) (in Shares)		(450,000)	[1]
Forfeited (a)		$ 2.48	[1]
Forfeited (a)		$ 1.02	[1]

[1]	450,000 stock options were forfeited in 2011 due to the resignation of Mr. Steven Berry, Chief Executive Officer, effective February 15, 2011